Shareholder Report, Line Graph (Details) - USD ($)		4 Months Ended	10 Months Ended	16 Months Ended	22 Months Ended	28 Months Ended	34 Months Ended
	Nov. 09, 2023 [1]	Feb. 29, 2024	Aug. 31, 2024	Feb. 28, 2025	Aug. 31, 2025	Feb. 28, 2026	Aug. 31, 2026
Brendan Wood TopGun ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 12,372	$ 13,602	$ 14,336	$ 14,986	$ 15,999	$ 16,974
S&P 500® Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 11,874	$ 13,150	$ 13,953	$ 15,238	$ 16,323	$ 18,343

[1]	Inception